Loans and Related Allowance for Credit Losses, Credit Quality Indicators for Auto Loans by Vintage (Details) - Total Consumer [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Total loans	$ 386,272	$ 378,586
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss, Writeoff, by Origination Year [Abstract]
Loan charge-offs, loans	3,944	4,118
Auto [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	26,538	13,880
Term loans by origination year, fiscal year before current fiscal year, finance receivable	9,059	9,243
Term loans by origination year, two years before current fiscal year, finance receivable	5,625	8,710
Term loans by origination year, three years before current fiscal year, finance receivable	4,931	7,616
Term loans by origination year, four years before current fiscal year, finance receivable	3,602	2,171
Term loans by origination year, more than five years before current fiscal year, finance receivable	732	747
Total loans	50,487	42,367
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss, Writeoff, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, charge-offs	29	10
Term loans by origination year, fiscal year before current fiscal year, charge-offs	41	48
Term loans by origination year, two years before current fiscal year, charge-offs	47	246
Term loans by origination year, three years before current fiscal year, charge-offs	160	270
Term loans by origination year, four years before current fiscal year, charge-offs	149	55
Term loans by origination year, more than five years before current fiscal year, charge-offs	27	23
Loan charge-offs, loans	453	652
Auto [Member] | FICO 740 or more [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	14,805	8,758
Term loans by origination year, fiscal year before current fiscal year, finance receivable	5,654	6,197
Term loans by origination year, two years before current fiscal year, finance receivable	3,708	4,358
Term loans by origination year, three years before current fiscal year, finance receivable	2,429	3,199
Term loans by origination year, four years before current fiscal year, finance receivable	1,430	841
Term loans by origination year, more than five years before current fiscal year, finance receivable	219	249
Total loans	28,245	23,602
Auto [Member] | FICO 700 to 739 [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	4,376	2,483
Term loans by origination year, fiscal year before current fiscal year, finance receivable	1,419	1,307
Term loans by origination year, two years before current fiscal year, finance receivable	749	1,188
Term loans by origination year, three years before current fiscal year, finance receivable	630	1,020
Term loans by origination year, four years before current fiscal year, finance receivable	443	307
Term loans by origination year, more than five years before current fiscal year, finance receivable	87	101
Total loans	7,704	6,406
Auto [Member] | FICO 660 to 699 [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	3,411	1,689
Term loans by origination year, fiscal year before current fiscal year, finance receivable	1,003	864
Term loans by origination year, two years before current fiscal year, finance receivable	507	1,028
Term loans by origination year, three years before current fiscal year, finance receivable	534	930
Term loans by origination year, four years before current fiscal year, finance receivable	409	280
Term loans by origination year, more than five years before current fiscal year, finance receivable	87	95
Total loans	5,951	4,886
Auto [Member] | FICO 620 to 659 [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	2,039	623
Term loans by origination year, fiscal year before current fiscal year, finance receivable	460	401
Term loans by origination year, two years before current fiscal year, finance receivable	248	667
Term loans by origination year, three years before current fiscal year, finance receivable	370	661
Term loans by origination year, four years before current fiscal year, finance receivable	314	198
Term loans by origination year, more than five years before current fiscal year, finance receivable	72	72
Total loans	3,503	2,622
Auto [Member] | FICO less than 620 [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	1,892	319
Term loans by origination year, fiscal year before current fiscal year, finance receivable	504	455
Term loans by origination year, two years before current fiscal year, finance receivable	410	1,450
Term loans by origination year, three years before current fiscal year, finance receivable	950	1,775
Term loans by origination year, four years before current fiscal year, finance receivable	983	529
Term loans by origination year, more than five years before current fiscal year, finance receivable	258	223
Total loans	4,997	4,751
Auto [Member] | No FICO available [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	15	8
Term loans by origination year, fiscal year before current fiscal year, finance receivable	19	19
Term loans by origination year, two years before current fiscal year, finance receivable	3	19
Term loans by origination year, three years before current fiscal year, finance receivable	18	31
Term loans by origination year, four years before current fiscal year, finance receivable	23	16
Term loans by origination year, more than five years before current fiscal year, finance receivable	9	7
Total loans	87	100
Auto [Member] | Current-29 days past due [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	26,413	13,846
Term loans by origination year, fiscal year before current fiscal year, finance receivable	8,993	9,175
Term loans by origination year, two years before current fiscal year, finance receivable	5,560	8,415
Term loans by origination year, three years before current fiscal year, finance receivable	4,728	7,205
Term loans by origination year, four years before current fiscal year, finance receivable	3,357	2,042
Term loans by origination year, more than five years before current fiscal year, finance receivable	654	684
Total loans	49,705	41,367
Auto [Member] | 30 to 89 days past due [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	115	32
Term loans by origination year, fiscal year before current fiscal year, finance receivable	61	63
Term loans by origination year, two years before current fiscal year, finance receivable	60	270
Term loans by origination year, three years before current fiscal year, finance receivable	187	380
Term loans by origination year, four years before current fiscal year, finance receivable	227	122
Term loans by origination year, more than five years before current fiscal year, finance receivable	72	60
Total loans	722	927
Auto [Member] | 90 days or more past due [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	10	2
Term loans by origination year, fiscal year before current fiscal year, finance receivable	5	5
Term loans by origination year, two years before current fiscal year, finance receivable	5	25
Term loans by origination year, three years before current fiscal year, finance receivable	16	31
Term loans by origination year, four years before current fiscal year, finance receivable	18	7
Term loans by origination year, more than five years before current fiscal year, finance receivable	6	3
Total loans	$ 60	$ 73